FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Jan. 02, 2022
Trade and other current receivables [abstract]
Disclosure of credit risk exposure [text block]
The Company’s exposure to credit risk for trade accounts receivable by geographic area was as follows as at:

	January 2, 2022	January 3, 2021

Trade accounts receivable by geographic area:
United States	$296,100	$167,080
Canada	16,954	11,192
Europe and other	16,913	18,208
Total trade accounts receivable	$329,967	$196,480
The following tables provide an indication of the Company’s significant foreign currency exposures included in the consolidated statement of financial position as at January 2, 2022 arising from financial instruments:

					January 2, 2022
(in U.S. $ millions)	CAD	GBP	EUR	AUD	MXN	CNY	BDT	COP	JPY

Cash and cash equivalents	6.1	1.7	3.3	1.8	5.3	4.5	4.2	1.9	0.9
Trade accounts receivable	16.9	—	7.0	3.9	2.6	0.7	—	—	—
Prepaid expenses, deposits and other current assets	0.4	0.3	2.1	—	0.1	0.4	2.4	0.7	—
Accounts payable and accrued liabilities	(21.0)	(0.6)	(3.7)	(0.6)	(1.0)	(2.9)	(6.8)	—	—

Based on the Company’s foreign currency exposures arising from financial instruments noted above, and the impact of outstanding derivative financial instruments designated as effective hedging instruments, varying the foreign exchange rates to reflect a 5 percent strengthening of the U.S. dollar would have (decreased) increased earnings and other comprehensive income as follows, assuming that all other variables remained constant:

			For the year ended January 2, 2022
(in U.S. $ millions)	CAD	GBP	EUR	AUD	MXN	CNY	BDT	COP	JPY

Impact on earnings before income taxes	(0.1)	(0.1)	(0.4)	(0.3)	(0.3)	(0.1)	—	(0.1)	—
Impact on other comprehensive income before income taxes	0.3	1.7	1.6	0.3	0.3	—	—	—	—

Disclosure of fair value measurement of liabilities [text block]
The following tables present a maturity analysis based on contractual maturity date of the Company's financial liabilities. All commitments have been reflected in the consolidated statements of financial position except for purchase obligations, as well as minimum royalty payments, which are included in the table of contractual obligations below. The amounts are the contractual undiscounted cash flows.

Carrying		Contractual	Less than	Between 1	Between 4	More than
(in $ millions)	amount	cash flows	1 year	and 3 years	and 5 years	5 years

Accounts payable and accrued liabilities	440.4	440.4	440.4	—	—	—
Long-term debt	600.0	600.0	—	150.0	450.0	—
Purchase and other obligations	—	392.9	320.8	54.5	14.9	2.7
Lease obligations	109.1	133.2	21.2	28.2	22.4	61.4
Total contractual obligations	1,149.5	1,566.5	782.4	232.7	487.3	64.1

Description of aging of trade accounts receivable balances
The aging of trade accounts receivable balances was as follows as at:

	January 2, 2022	January 3, 2021

Not past due	$318,528	$173,354
Past due 0-30 days	9,352	16,572
Past due 31-60 days	3,667	4,360
Past due 61-120 days	2,903	5,912
Past due over 121 days	9,221	15,276
Trade accounts receivable	343,671	215,474
Less allowance for expected credit losses	(13,704)	(18,994)
Total trade accounts receivable	$329,967	$196,480